SEGMENT	6 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT

NOTE 11 – SEGMENT

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The management of the Company concludes that it has only one reporting segment. The Company designs, process and manufactures fashionable and high-quality leashes, collars and harnesses to complement cats’ and dogs’ appearances, as well as intelligent pet products. The Company also provides dyeing services to external customers, as well as pet grooming service. The dyeing service is to utilize the existing production capacity and the pet grooming service is immaterial. Therefore, the Company concludes that essentially the Company’s products and services have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution, hence the Company has only one reporting segment.

Revenue by products and services

The summary of total revenues by product and service categories consisted of the following

	For the six months ended December 31,
	2023	2022

Product sales:
Traditional pet products	$3,601,676	$4,720,547
Intelligent pet products	2,234,220	4,909,115
Climbing hooks and others	761,742	722,312
Total revenue from product sales	6,597,638	10,351,974

Services:
Dyeing services	77,049	-
Other services	-	46,633
Total revenue from services	77,049	46,633
Total revenue	$6,674,687	$10,398,607

Revenue by geographic area

Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the six months ended December 31,
	2023	2022

Geographic location
Sales in China domestic markets	$2,134,640	$3,549,045
Sales to international markets	4,540,047	6,849,562
Total	$6,674,687	$10,398,607

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

(Unaudited)